CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	12 Months Ended			5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2009	Mar. 31, 2002	Mar. 31, 1999 Cash	Mar. 31, 2002 Cash	Mar. 31, 1999 Related Parties Related party for services rendered	Mar. 31, 2003 Related Party A	Mar. 31, 2003 Related Party A Related party for services rendered	Mar. 31, 2003 Related Party B	Mar. 31, 2003 Related Party B Related party for services rendered	Mar. 31, 2006 Warrant	Mar. 31, 2006 Warrant Period Issuance01	Mar. 31, 2006 Warrant Period Issuance02	Mar. 31, 2006 Stock Option
Common stock issued upon exercise of warrants, per share		$ 3.00									$ 0.25
Common stock issued upon exercise of stock option, per share														$ 0.65
Common stock issued, per share				$ 0.3125	$ 0.125	$ 0.00125		$ 0.10		$ 0.10
Rounding due to reverse one-for-five stock split, date	Jun. 27, 2011
Common stock issued, issuance date	Mar. 30, 2012		Oct. 17, 2001				Aug. 05, 2002		Aug. 05, 2002			Jun. 09, 2005	Jun. 30, 2005	Oct. 07, 2005
Cancellation of previously issued common stock, cancellation date									Feb. 04, 2003